Selected Quarterly Financial Data (Unaudited) (Tables)	9 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information

Quarterly financial information for fiscal 2016 and 2015 is presented in the following table, in thousands, except per share data:

	For the Quarter Ending
	March 31	June 30	September 30	December 31
2016:
Revenue	$20,058	$22,985	$12,293	$28,912
Gross profit	$6,927	$8,176	$(1,577)	$10,065
Operating expenses	$26,166	$25,229	$26,837	$23,411
Operating loss	$(19,239)	$(17,053)	$(28,414)	$(13,346)
Net loss	$(20,485)	$(18,326)	$(29,815)	$(14,822)
Basic and diluted net loss per share(1)	$(6.80)	$(6.00)	$(9.70)	$(4.80)
2015:
Revenue	$12,308	$15,706	$15,716	$29,120
Gross profit	$2,808	$4,801	$5,513	$13,458
Operating expenses	$23,218	$23,472	$24,216	$24,679
Operating loss	$(20,410)	$(18,671)	$(18,703)	$(11,221)
Net loss	$(21,208)	$(19,533)	$(19,585)	$(12,093)
Basic and diluted net loss per share(1)	$(8.30)	$(6.50)	$(6.50)	$(4.00)
2014:
Revenue	$8,066	$10,254	$13,513	$17,889
Gross profit	$867	$3,448	$4,396	$6,537
Operating expenses	$21,704	$21,766	$23,403	$24,039
Operating loss	$(20,837)	$(18,318)	$(19,007)	$(17,502)
Net loss	$(21,961)	$(19,197)	$(19,901)	$(18,465)
Basic and diluted net loss per share(1)	$(9.60)	$(8.30)	$(8.50)	$(7.80)

(1)	Net loss per share is computed independently for each of the quarters presented. Therefore, the sum of the quarterly per-share calculations will not necessarily equal the annual per share calculation.